Taxes - Deferred income tax (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Opening balance	$ (86,856)	$ (1,825,605)
Deferred tax recognized in profit or loss	1,351,403	(2,162,575)	$ (1,854,603)
Increase due to business combination	0	96,767	(7,877,297)
Deferred tax recognized in other comprehensive income	(3,726,415)	4,769,474	1,535,151
Other	0	(24,132)	(35,033)
Foreign currency translation	1,160,078	(940,785)	371,471
Closing balance	$ (1,301,790)	$ (86,856)	$ (1,825,605)